Commitments (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payments	Minimum lease payments under these leases are approximately as follows:
2025	$6,639
2026	$15,491

Schedule of Consulting Agreement with Related Parties

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$221,892
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	$222,116
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$314,800